PARENT COMPANY DISCLOSURES (Details) - Parent Company [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PARENT COMPANY DISCLOSURES (Details) [Line Items]
Profit Attributable To Other Equity Holders	£ 433	£ (415)	£ 412
Tax Credit Attributable To Ordinary Shareholders	82	79	82
Payments of other equity instruments	£ 82	£ 79	£ 82